Segment Information (Tables)	12 Months Ended
Sep. 30, 2014
Segment Information [Abstract]
Summary of product and service lines
	For the years ended September 30,
	2014	2013
E-commerce and memberships
Revenues	$4,478,844	$16,828,190
Cost of revenues	2,343,653	1,575,036
Gross income from continuing operations	$2,135,191	$15,253,154

Discontinued operations (auctions)
Revenues	$5,601,656	$9,784,732
Cost of revenues	-	7,237,801
Income from discontinued operations, net of taxes	$5,601,656	$2,546,931

Summary of total revenue recorded in geographic regions
	For the years ended September 30,
	2014	2013
Revenues:
European Union	$3,370,841	$11,512,246
North America	5,568,767	4,110,226
Australia	362,859	427,140
Global	778,033	10,563,310
	$10,080,500	$26,612,922

Represented by revenues from:
Continuing operations	$4,478,844	$16,828,190
Discontinued operations	5,601,656	9,784,732
	$10,080,500	$26,612,922